Loans (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Short-term loans	$ 2,412,281	$ 0
Total long-term loans - current portion	676,284	1,505,353
Total long-term loans - non-current portion	1,652,561	292,285
Total short-term and long-term loans	4,741,126	1,797,638
Huaneng Guicheng Trust Co Ltd [Member]
Total long-term loans - current portion	100,054	80,832
Long-term loans - non-current portion	48,999	57,988
Bank of Beijing Hangzhou Branch [Member]
Short-term loans	411,184	0
Total long-term loans - current portion	0	1,124,622
Long-term loans - non-current portion	1,096,491	0
China Resources Shenzhen Investment Trust Co Ltd [Member]
Total long-term loans - current portion	82,237	159,321
Long-term loans - non-current portion	0	93,719
Jiangsu Suning Bank Member
Total long-term loans - current portion	186,472	140,578
Long-term loans - non-current portion	32,261	140,578
China Guangfa Bank Co., Ltd. [Member]
Short-term loans	685,307	0
Industrial Bank Co., Ltd [Member]
Short-term loans	274,123	0
Zhejiang Mintai Commercial Bank (Hangzhou Branch).
Total long-term loans - current portion	21,587	0
Long-term loans - non-current portion	17,989	0
Xiaoshan Rural Commercial Bank [Member]
Short-term loans	1,041,667	0
Long-term loans - non-current portion	328,947	0
WeBank Co., Ltd [Member]
Total long-term loans - current portion	285,934	0
Long-term loans - non-current portion	$ 127,874	$ 0